Cover	Jan. 26, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Nightfood Holdings, Inc. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (the “Amended Filing”) to its Form 8-K filed on January 30, 2024 (the “Original Filing”). The Amended Filing is solely to correct Exhibit 3.1, the Amendment to the Certificate of Designation of Preferences, Rights and Limitations of Series A Super Voting Preferred Stock (the “Amended Series A COD”), and Exhibit 3.2, the Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (the “Series C COD”). The Amended Series A COD in the Original Filing inadvertently omitted the date of the board of director’s approval, the date of the majority shareholder’s approval, the date of execution and the chief executive officer’s signature. The Series C COD in the Original Filing inadvertently omitted the date of the board of director’s approval, the date of execution and the chief executive officer’s signature. Corrected versions of the Amended Series A COD and the Series C COD, which are identical to the ones filed with the Secretary of State of the State of Nevada on January 26, 2024, are included herewith as Exhibit 3.1 and 3,2 respectively. This Amended Filing does not otherwise amend, update, or change any other disclosure contained in the Original Filing.
Document Period End Date	Jan. 26, 2024
Entity File Number	000-55406
Entity Registrant Name	NIGHTFOOD HOLDINGS, INC.
Entity Central Index Key	0001593001
Entity Tax Identification Number	46-3885019
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	520 White Plains Road – Suite 500
Entity Address, City or Town	Tarrytown
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10591
City Area Code	888
Local Phone Number	888-6444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false